SHARE CAPITAL (Details 1)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share Capital
Outstanding - beginning of year | shares	1,601,657	1,173,320	1,213,320
Outstanding - beginning of year (in CAD per share) | $ / shares	$ 4.52	$ 2.70	$ 2.25
Issued | shares	387,500	684,999	433,333
Granted (in CAD per share) | $ / shares	$ 1.60	$ 6.71	$ 3.15
Forfeited | shares		(341,670)	(298,333)
Forfeited (in USD per share) | $ / shares	$ 5.21		$ 2.01
Exercised | shares	(66,661)	(256,662)	(175,000)
Exercised (in CAD per share) | $ / shares	$ 1.40	$ 2.06	$ 2.22
Outstanding - ending of year | shares	1,580,826	1,601,657	1,173,320
Outstanding - end of year (in CAD per share) | $ / shares	$ 3.79	$ 4.52	$ 2.70